Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended				5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Operating activities:
Net loss	$ (284)	$ (163)	$ (42)	$ (39)	$ (49)	$ (101)	$ (447)	$ (81)		$ (222)		$ (113)
Adjustments to reconcile net loss to net cash used in operating activities:
Extinguishment of accounts payable												(118)
Changes in operating assets and liabilities:
Prepaid expenses					4	(11)	(4)	9		5		7
Accounts payable and accrued expenses					(5)	(19)	161	(8)		37		(12)
Accrued interest - related parties					28	24	(46)	32		63		54
Cash used in operating activities					(22)	(69)	(336)	(48)		(117)		(182)
Financing activities:
Proceeds from notes payable - related parties					25	55	400	40		95		200
Proceeds from convertible note							810
Payment of notes payable							(720)
Cash provided by financing activities					25	55	490	40		95		200
Net decrease in cash and cash equivalents					3	(14)	154	(8)		(22)		18
Cash and cash equivalents at beginning of the year		6		11	3	25	6	11	$ 11	25		7
Cash and cash equivalents at the end of the year	160		3		6	11	160	3	6	$ 3	$ 11	$ 25
Gravitics Inc [Member]
Operating activities:
Net loss	(5,215)	(19,295)	(3,761)	(1,775)			(24,510)	(5,536)	(11,699)		(9,048)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization							78	91	178		178
Change in right-of-use assets							284	266	541		512
Cash interest paid on convertible promissory notes							(80)	(306)	(367)		(749)
Non-cash interest expense on short term borrowings							40
Change in fair value of convertible promissory notes			620				3,449	890	1,858		1,246
Change in fair value of warrant liabilities			528				8,462	953	1,985		87
Change in fair value of SAFE liabilities			454				643	(129)	(1,159)		1,108
Gain on extinguishment of unsecured promissory note											(186)
Stock-based compensation							223	683	1,364		1,508
Changes in operating assets and liabilities:
Unbilled revenues							30	(393)	196		(226)
Prepaid expenses							(161)	33	(223)		(57)
Accounts payable							(351)	142	1,253		380
Accrued expenses and other current liabilities							110	(176)	272		(241)
Deferred revenues							4,225		161
Operating lease liabilities							(215)	(187)	(384)		(334)
Cash used in operating activities							(7,773)	(3,669)	(6,024)		(5,822)
Investing activities:
Purchases of property and equipment							(315)	(23)	(38)		(71)
Cash used in investing activities							(315)	(23)	(38)		(71)
Financing activities:
Proceeds from issuance of SAFE instruments											3,057
Proceeds from issuance of Series A-I redeemable convertible preferred stock							10,950
Payment of Series A-I redeemable convertible preferred stock issuance costs							(245)
Payment of deferred S-1 offering costs							(50)
Proceeds from issuance upon exercise of common stock warrants							52
Proceeds from issuance of common stock upon exercise of stock options							5
Proceeds from issuance of SAFE instruments and pre-funded warrants								3,655	3,655
Proceeds from advance subscriptions									1,650
Proceeds from issuance of common stock upon exercise of pre-funded warrants								7	7
Proceeds from short-term borrowings									170
Repayment of short-term borrowing principal							(73)		(100)
Cash provided by financing activities							10,639	3,662	5,382		3,057
Net decrease in cash and cash equivalents							2,551	(30)	(680)		(2,836)
Cash and cash equivalents at beginning of the year		$ 183		$ 863			183	863	863		3,699
Cash and cash equivalents at the end of the year	$ 2,734		$ 833		$ 183	$ 863	2,734	833	183		863
Supplemental cash flow information:
Interest paid							86	185	380		802
Supplemental non-cash investing and financing activities:
Conversion of convertible promissory note into common and preferred stock											873
Reclassification of warrant liability to equity											$ 71
Conversion of SAFE instruments into Series A-I and Series A-II redeemable convertible preferred stock							10,752
Conversion of convertible promissory notes and default interest into Series A-I and Series A-III redeemable convertible preferred stock							9,108
Series A issuance costs funded through issuance of common stock warrants							52
Deferred Series A redeemable convertible preferred stock offering costs reclassified as a reduction of offering proceeds							296
Reclassification of subscription liability to Series A-I redeemable convertible preferred stock							1,650
Reclassification of warrant liabilities to additional paid-in capital							11,448
Proceeds receivable from exercise of common stock warrants							10
Deferred offering costs included in accrued expenses and other current liabilities							$ 185